Equity - Number of shares issued (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of number of shares outstanding [abstract]
Beginning of period (in shares)	158,166,534	158,166,534	158,742,282
End of period (in shares)	218,786,812	158,166,534	158,166,534
Share capital
Reconciliation of number of shares outstanding [abstract]
Beginning of period (in shares)	159,208,949	159,208,949	159,208,949
Issued in business combination	60,815,764	0	0
End of period (in shares)	220,024,713	159,208,949	159,208,949